SEGMENTAL INFORMATION - SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERSAND LONG-LIVED ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Brazil
Revenues from External Customers and Long-Lived Assets
Revenues	$ 24,896	$ 25,005	$ 49,670	$ 49,506
Fixed assets, net	358,705		358,705		$ 369,922
United Arab Emirates
Revenues from External Customers and Long-Lived Assets
Revenues	11,549	5,428	23,240	17,563
Fixed assets, net	128,013		128,013		133,883
Indonesia
Revenues from External Customers and Long-Lived Assets
Revenues	17,059	17,417	33,841	33,810
Fixed assets, net	198,202		198,202		205,188
Kuwait
Revenues from External Customers and Long-Lived Assets
Revenues	14,097	14,097	19,151	18,899
Fixed assets, net	271,024		271,024		275,684
Jordan
Revenues from External Customers and Long-Lived Assets
Revenues	14,188	$ 12,358	28,377	$ 0
Fixed assets, net	$ 282,755		$ 282,755		$ 286,974